INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

13)  INTANGIBLE ASSETS

a)  Breakdown, changes and amortization rates

	Indefinite
	useful life			Finite useful life
																	Estimated
														Other			losses	Software
					Customer									intangible			for	under
	Goodwill	Software			portfolio			Trademarks			Licenses			assets			software	development	Total

Annual amortization rate (%)	—	20.00	to	50.00	11.76	to	12.85	5.13	to	66.67	3.60	to	6.67	6.67	to	20.00

Balances and changes:
Balance at 12/31/15	23,062,421			2,385,723			3,154,501			1,274,803			15,635,082			18,190	—	76,471	45,607,191
Additions (1)	—			634,528			—			—			185,450			19,796	(4,550)	519,563	1,354,787
Write-offs, net	—			24			—			—			—			(11)	(31)	—	(18)
Net transfers	—			616,336			—			—			—			19,207	—	(532,609)	102,934
Amortization (Note 24)	—			(942,090)			(593,281)			(116,983)			(922,564)			(6,480)	—	—	(2,581,398)
Balance at 12/31/16	23,062,421			2,694,521			2,561,220			1,157,820			14,897,968			50,702	(4,581)	63,425	44,483,496
Additions	—			276,390			—			—			—			207	—	1,100,785	1,377,382
Write-offs, net	—			(7,427)			—			—			—			—	4,051	—	(3,376)
Net transfers	—			701,545			—			—			—			(24,297)	31	(658,070)	19,209
Amortization (Note 24)	—			(944,753)			(582,357)			(84,205)			(928,362)			(5,660)	—	—	(2,545,337)
Business Combination (Note 1.c.1)	—			530			—			—			—			—	—	—	530
Balance at 12/31/17	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904

At 12/31/16
Cost	23,062,421			14,062,127			4,513,278			1,658,897			20,237,572			267,074	(4,581)	63,425	63,860,213
Accumulated amortization	—			(11,367,606)			(1,952,058)			(501,077)			(5,339,604)			(216,372)	—	—	(19,376,717)
Total	23,062,421			2,694,521			2,561,220			1,157,820			14,897,968			50,702	(4,581)	63,425	44,483,496

At 12/31/17
Cost	—			15,125,532			4,513,278			1,658,897			20,237,572			238,201	(499)	506,140	42,279,121
Accumulated amortization	23,062,421			(12,404,726)			(2,534,415)			(585,282)			(6,267,966)			(217,249)	—	—	1,052,783
Total	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904

(1)On December 17, 2015, the Company was the winner in seven lots at a frequency of 2,500MHz, offering the amount of R$185,450. On July 21, 2016, through acts No. 2.483, No. 2.485 and No. 2.486, the Directing Council of ANATEL approved the use of these radio frequencies. The terms of authorization of these radio frequency bands were signed on July 26, 2016 and published in the DOU on August 26, 2016.

b)  Goodwill breakdown

Ajato Telecomunicação Ltda.	149
Spanish e Figueira (merged with TDBH) (1)	212,058
Santo Genovese Participações Ltda. (2)	71,892
Telefônica Televisão Participações S.A. (3)	780,693
Vivo Participações S. A. (4)	9,160,488
GVT Participações S. A. (5)	12,837,141
Total	23,062,421
(1)	Goodwill from partial spin-off of “Spanish and Figueira”, which was reversed to the Company upon merger of Telefônica Data Brasil Holding S.A. (TDBH) in 2006.
(2)	Goodwill generated upon acquisition of equity control of Santo Genovese Participações (parent company of Atrium Telecomunicações Ltda.), in 2004.
(3)	Goodwill generated upon acquisition of Telefônica Televisão Participações (formerly Navytree) merged in 2008.
(4)	Goodwill generated upon acquisition/merger of Vivo Participações in 2011.
(5)	Goodwill generated upon acquisition of GVT Participações in 2015 (Note 1.c3).

c)  Goodwill impairment testing

The Company assessed recoverability of goodwill carrying amount based on the value in use and discounted cash flow method.

The process for determination of the value in use involves the use of assumptions, judgments and estimates on cash flows, such as revenue, cost and expense growth rates, estimated future investments and working capital and discount rates. The assumptions about cash flow increase projections were based on management’s estimates, market studies and macroeconomic projections. Future cash flows were discounted at the WACC (Weighted Average Cost of Capital) rate.

Consistent with the economic analysis techniques, the assessment of value in use is made for a period of five (5) years, and thereafter, considering the perpetuity of the assumptions based on the capacity of business continuity for an indefinite time. Management considered that the period of 5 years is adequate, based on its past experience in preparing cash flow projections. Such understanding is in line with paragraph 35 of IAS 36 – Impairment of Assets.

The growth rate used to extrapolate the projections beyond the 5 years period was 4.5% and 5.0% in 2017 and 2016, respectively. Estimated future cash flows were discounted at the pre tax rate of 13.58% in 2017 (14.75% in 2016), also at nominal amounts.

The inflation rate for the period analyzed in the projected cash flows was 4.0% in 2017 (4.5% in 2016).

Key assumptions were based on the Company’s historical performance and reasonable macroeconomic assumptions grounded on financial market projections, documented and approved by the Company’s management.

Based on annual impairment testing of the Company’s intangible assets, prepared using projections considering the financial statements at December 31, 2017 and 2016, growth projections and operating results for the year ended December 31, 2017 and 2016, no impairment losses or evidence of losses were identified, since value in use is higher than net carrying amount as of the assessment date.

c.1) Key assumptions used in the calculation of value in use:

The value in use is mainly impacted by the following assumptions:

•

Revenue Growth: is based on the observation of the historical behavior of each revenue line, as well as trends based on market analysis. The projected revenue differs between product lines and services with a tendency of growth in broadband services, pay TV and IT compared to voice services (fixed).

•	Growth in operating margin: takes into account the historical margin estimate of price correction, as well as ongoing projects with the aim of greater cost efficiency.
•

Capex volume: we considered the projects in progress aiming at the best efficiency of use of CapEx associated with the need to increase capacity and coverage in line with the growth in revenue provided under the long-term plan. The Capex volume may also be impacted by inflation and currency fluctuations.

•

Discount rate: represents the assessment of risks in the current market. The calculation of the discount rate is based on the Company’s specific circumstances and derived from the weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company investors. The cost of debt is based on loans with interest income that the Company is obliged to honor. The specific risk segment is incorporated by applying individual beta factors.

c.2) Sensitivity to changes in assumptions

The Company carries out a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in such test.

The following maximum increases or decreases, expressed in percentage points (p.p.) were assumed for the years ended December 31, 2017 and 2016:

Changes in key assumptions	In percentage points (p.p)
Financial variables
Discount rate	+/-	1.0
Perpetuity growth rates	+/-	0.5

Operating variables
OIBDA Margin	+/-	2.0
Capex/Revenues Margin	+/-	1.0

The sensitivity analysis performed at year-end 2017 and 2016 indicates that there are no significant risks arising from possible changes in the financial and operating variables, considered individually. In other words, the Company considers that within the above (reasonably wide) limits, no losses would be recognized.